Other Financial Information (Tables)	6 Months Ended
Jun. 30, 2014
OTHER FINANCIAL INFORMATION [Abstract]
Other Financial Information Income Statement
	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive income for the three months ended June 30, 2014
Revenue	$ —	$ 75,440	$ 69,968	$ —	$ 145,408
Time charter, voyage and logistics business expenses	—	(39,088)	(24,426)	—	(63,514)
Direct vessel expenses	—	(13,863)	(19,977)	—	(33,840)
General and administrative expenses	(1,427)	(4,789)	(3,351)	—	(9,567)
Depreciation and amortization	(701)	(19,146)	(5,981)	—	(25,828)
Interest expense and finance cost, net	(19,643)	(1,432)	(7,446)	—	(28,521)
Loss on bond extinguishment	—	—	(27,281)	—	(27,281)
Other income/(expense), net	2	(5,300)	(2,183)	—	(7,481)
Loss before equity in net earnings of affiliated companies	(21,769)	(8,178)	(20,677)	—	(50,624)
(Loss)/income from subsidiaries	(19,639)	(13,681)	—	33,320	—
Equity in net earnings of affiliated companies	4,729	1,218	1,132	—	7,079
Loss before taxes	(36,679)	(20,641)	(19,545)	33,320	(43,545)
Income tax expense	—	(90)	(758)	—	(848)
Net loss	(36,679)	(20,731)	(20,303)	33,320	(44,393)
Less: Net (income)/loss attributable to the noncontrolling interest	—	(41)	7,754	—	7,713
Net loss attributable to Navios Holdings common stockholders	$(36,679)	$ (20,772)	$ (12,549)	$ 33,320	$ (36,680)

Other Comprehensive income
Unrealized holding income on investments in available-for-sale securities	$ 758	$ 758	$ —	$ (758)	$ 758
Reclassification to earnings	11,553	11,553	—	(11,553)	11,553
Total other comprehensive income	$ 12,311	$ 12,311	$ —	$ (12,311)	$ 12,311
Total comprehensive loss	$ (24,368)	$ (8,420)	$ (20,303)	$ 21,009	$ (32,082)
Comprehensive (income)/ loss attributable to noncontrolling interest	—	(41)	7,754	—	7,713
Total comprehensive loss attributable to Navios Holdings common stockholders	$ (24,368)	$ (8,461)	$ (12,549)	$ 21,009	$ (24,369)

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive (loss)/income for the three months ended June 30, 2013
Revenue	$ —	$ 62,104	$ 63,468	$ —	$ 125,572
Time charter, voyage and logistics business expenses	—	(41,565)	(24,067)	—	(65,632)
Direct vessel expenses	—	(9,634)	(16,810)	—	(26,444)
General and administrative expenses	(1,420)	(4,912)	(3,541)	—	(9,873)
Depreciation and amortization	(701)	(17,752)	(5,780)	—	(24,233)
Interest expense and finance cost, net	(19,103)	(1,612)	(6,657)	—	(27,372)
Gain on sale of assets	—	—	18	—	18
Other (expense)/income, net	(6)	11,841	(2,057)	—	9,778
(Loss)/income before equity in net earnings of affiliated companies	(21,230)	(1,530)	4,574	—	(18,186)
Income from subsidiaries	3,504	2,823	—	(6,327)	—
Equity in net earnings of affiliated companies	1,845	1,442	840	—	4,127
(Loss)/income before taxes	(15,881)	2,735	5,414	(6,327)	(14,059)
Income tax expense	—	(71)	(57)	—	(128)
Net (loss)/income	(15,881)	2,664	5,357	(6,327)	(14,187)
Less: Net income attributable to the noncontrolling interest	—	—	(1,694)	—	(1,694)
Net (loss)/income attributable to Navios Holdings common stockholders	$ (15,881)	$ 2,664	$ 3,663	$ (6,327)	$ (15,881)

Other Comprehensive loss
Unrealized holding loss on investments in available-for-sale securities	$ (1,035)	$ (1,035)	$ —	$ 1,035	$ (1,035)
Total other comprehensive loss	$ (1,035)	$ (1,035)	$ —	$ 1,035	$ (1,035)

Total comprehensive (loss)/income	$ (16,916)	$ 1,629	$ 5,357	$ (5,292)	$ (15,222)
Comprehensive income attributable to noncontrolling interest	—	—	(1,694)	—	(1,694)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$ (16,916)	$ 1,629	$ 3,663	$ (5,292)	$ (16,916)

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive loss for the six months ended June 30, 2014
Revenue	$ —	$ 152,033	$ 115,566	$ —	$ 267,599
Time charter, voyage and logistics business expenses	—	(77,468)	(37,224)	—	(114,692)
Direct vessel expenses	—	(26,532)	(35,636)	—	(62,168)
General and administrative expenses	(3,737)	(10,102)	(6,759)	—	(20,598)
Depreciation and amortization	(1,394)	(38,060)	(12,048)	—	(51,502)
Interest expense and finance cost, net	(39,336)	(3,069)	(14,162)	—	(56,567)
Loss on bond extinguishment	—	—	(27,281)	—	(27,281)
Other expense, net	(13)	(2,292)	(3,110)	—	(5,415)
Loss before equity in net earnings of affiliated companies	(44,480)	(5,490)	(20,654)	—	(70,624)
Loss from subsidiaries	(13,001)	(13,794)	—	26,795	—
Equity in net earnings of affiliated companies	22,854	4,611	2,032	—	29,497
Loss before taxes	(34,627)	(14,673)	(18,622)	26,795	(41,127)
Income tax expense	—	(178)	(958)	—	(1,136)
Net loss	(34,627)	(14,851)	(19,580)	26,795	(42,263)
Less: Net (income)/loss attributable to the noncontrolling interest	—	(182)	7,818	—	7,636
Net loss attributable to Navios Holdings common stockholders	$ (34,627)	$ (15,033)	$ (11,762)	$ 26,795	$ (34,627)

Other Comprehensive income
Unrealized holding loss on investments in available-for-sale securities	$ (381)	$ (381)	$ —	$ 381	$ (381)
Reclassification to earnings	11,553	11,553	—	(11,553)	11,553
Total other comprehensive income	$ 11,172	$ 11,172	$ —	$ (11,172)	$ 11,172
Total comprehensive loss	$ (23,455)	$ (3,679)	$ (19,580)	$ 15,623	$ (31,091)
Comprehensive (income)/loss attributable to noncontrolling interest	—	(182)	7,818	—	7,636
Total comprehensive loss attributable to Navios Holdings common stockholders	$ (23,455)	$ (3,861)	$ (11,762)	$ 15,623	$ (23,455)

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive (loss)/income for the six months ended June 30, 2013
Revenue	$ —	$ 122,711	$ 136,698	$ —	$ 259,409
Time charter, voyage and logistics business expenses	—	(76,104)	(59,536)	—	(135,640)
Direct vessel expenses	—	(19,105)	(35,034)	—	(54,139)
General and administrative expenses	(2,890)	(9,334)	(6,611)	—	(18,835)
Depreciation and amortization	(1,394)	(35,289)	(11,873)	—	(48,556)
Interest expense and finance cost, net	(37,403)	(3,289)	(12,038)	—	(52,730)
Gain on sale of assets	—	—	18	—	18
Other income/(expense), net	31	11,310	(4,867)	—	6,474
(Loss)/income before equity in net earnings of affiliated companies	(41,656)	(9,100)	6,757	—	(43,999)
Income from subsidiaries	3,235	6,611	—	(9,846)	—
Equity in net earnings of affiliated companies	12,385	4,251	1,614	—	18,250
(Loss)/income before taxes	(26,036)	1,762	8,371	(9,846)	(25,749)
Income tax (expense)/benefit	—	(141)	3,713	—	3,572
Net (loss)/income	(26,036)	1,621	12,084	(9,846)	(22,177)
Less: Net income attributable to the noncontrolling interest	—	—	(3,859)	—	(3,859)
Net (loss)/income attributable to Navios Holdings common stockholders	$ (26,036)	$ 1,621	$ 8,225	$ (9,846)	$ (26,036)

Other Comprehensive loss
Unrealized holding loss on investments in available-for-sale securities	$ (800)	$ (800)	$ —	$ 800	$ (800)
Total other comprehensive loss	$ (800)	$ (800)	$ —	$ 800	$ (800)

Total comprehensive (loss)/income	$ (26,836)	$ 821	$ 12,084	$ (9,046)	$ (22,977)
Comprehensive income attributable to noncontrolling interest	—	—	(3,859)	—	$ (3,859)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$ (26,836)	$ 821	$ 8,225	$ (9,046)	$ (26,836)

Other Financial Information Balance Sheet
Balance Sheet as of June 30, 2014	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$ 47,341	$ 68,707	$ 116,387	$ —	$ 232,435
Restricted cash	—	2,631	—	—	2,631
Accounts receivable, net	—	64,908	34,670	—	99,578
Intercompany receivables	8,506	—	71,305	(79,811)	—
Due from affiliate companies	3,787	15,069	—	—	18,856
Prepaid expenses and other current assets	5	36,620	23,603	—	60,228
Total current assets	59,639	187,935	245,965	(79,811)	413,728
Vessels, port terminals and other fixed assets, net	—	1,450,894	424,397	—	1,875,291
Deposits for vessel acquisitions	—	17,315	—	—	17,315
Investments in subsidiaries	1,619,258	268,401	—	(1,887,659)	—
Investment in available-for-sale securities	—	7,280	—	—	7,280
Investment in affiliates	326,270	442	13,663	—	340,375
Long-term receivable from affiliate companies	—	7,167	—	—	7,167
Loan receivable from affiliate companies	—	5,491	—	—	5,491
Other long-term assets	18,350	18,450	31,307	—	68,107
Goodwill and other intangibles	90,979	91,382	159,922	—	342,283
Total non-current assets	2,054,857	1,866,822	629,289	(1,887,659)	2,663,309
Total assets	$ 2,114,496	$ 2,054,757	$ 875,254	$ (1,967,470)	$ 3,077,037

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$ 1,141	$ 31,818	$ 36,409	—	$ 69,368
Accrued expenses and other liabilities	39,086	42,199	19,762	—	101,047
Deferred income and cash received in advance	—	7,022	3,397	—	10,419
Intercompany payables	—	76,298	3,513	(79,811)	—
Current portion of capital lease obligations	—	—	1,544	—	1,544
Current portion of long-term debt	—	22,192	69	—	22,261
Total current liabilities	40,227	179,529	64,694	(79,811)	204,639
Long-term debt, net of current portion	1,000,000	227,026	375,425		1,602,451
Capital lease obligations, net of current portion	—	—	21,650	—	21,650
Unfavorable lease terms	—	24,607	—	—	24,607
Other long-term liabilities and deferred income	—	15,654	6,902	—	22,556
Deferred tax liability	—	—	15,093	—	15,093
Total non-current liabilities	1,000,000	267,287	419,070	—	1,686,357
Total liabilities	1,040,227	446,816	483,764	(79,811)	1,890,996
Noncontrolling interest	—	—	111,772	—	111,772
Total Navios Holdings stockholders' equity	1,074,269	1,607,941	279,718	(1,887,659)	1,074,269
Total liabilities and stockholders' equity	$ 2,114,496	$ 2,054,757	$ 875,254	$ (1,967,470)	$ 3,077,037

Balance Sheet as of December 31, 2013	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$ 33,769	$ 67,492	$ 86,570	$ —	$ 187,831
Restricted cash	—	2,041	—	—	2,041
Accounts receivable, net	—	64,716	21,503	—	86,219
Intercompany receivables	—	48,395	71,305	(119,700)	—
Due from affiliate companies	4,861	3,467	—	—	8,328
Prepaid expenses and other current assets	—	37,874	17,693	—	55,567
Total current assets	38,630	223,985	197,071	(119,700)	339,986
Vessels, port terminal and other fixed assets, net	—	1,413,004	395,879	—	1,808,883
Investments in subsidiaries	1,632,901	282,197	—	(1,915,098)	—
Investment in available-for-sale securities	—	7,660	—	—	7,660
Investment in affiliates	318,399	5,122	11,782	—	335,303
Long-term receivable from affiliate companies	—	5,144	—	—	5,144
Loan receivable from affiliate companies	—	2,660	—	—	2,660
Other long-term assets	19,079	20,296	28,602	—	67,977
Goodwill and other intangibles	92,372	97,813	161,815	—	352,000
Total non-current assets	2,062,751	1,833,896	598,078	(1,915,098)	2,579,627
Total assets	$ 2,101,381	$ 2,057,881	$ 795,149	$ (2,034,798)	$ 2,919,613

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	$ 267	$ 27,765	$ 23,660	$ —	$ 51,692
Accrued expenses and other liabilities	16,307	29,582	18,310	—	64,199
Deferred income and cash received in advance	—	12,331	884	—	13,215
Intercompany payables	19,112	97,546	3,042	(119,700)	—
Current portion of capital lease obligations	—	—	1,400	—	1,400
Current portion of long-term debt	—	19,192	69	—	19,261
Total current liabilities	35,686	186,416	47,365	(119,700)	149,767
Long-term debt, net of current portion	1,000,000	198,373	293,615	—	1,491,988
Capital lease obligations, net of current portion	—	—	22,359	—	22,359
Unfavorable lease terms	—	27,074	—	—	27,074
Other long-term liabilities and deferred income	—	18,352	6,869	—	25,221
Deferred tax liability	—	—	13,869	—	13,869
Total non-current liabilities	1,000,000	243,799	336,712	—	1,580,511
Total liabilities	1,035,686	430,215	384,077	(119,700)	1,730,278
Noncontrolling interest	—	4,050	119,590	—	123,640
Total Navios Holdings stockholders' equity	1,065,695	1,623,616	291,482	(1,915,098)	1,065,695
Total liabilities and stockholders' equity	$ 2,101,381	$ 2,057,881	$ 795,149	$ (2,034,798)	$ 2,919,613

Other Financial Information Cash Flow Statement
Cash flow statement for the six months ended June 30, 2014	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$ (12,714)	$ 59,782	$ (6,576)	$ —	$ 40,492
Cash flows from investing activities
Acquisition of investments in affiliates	—	—	(2,233)	—	(2,233)
Loan to affiliate company	—	(2,831)	—	—	(2,831)
Increase in long-term receivable from affiliate companies	—	(2,263)	—	—	(2,263)
Dividends from affiliate companies	7,298	—	—	—	7,298
Deposits for vessel acquisitions	—	(17,287)	—	—	(17,287)
Acquisition of vessels	—	(71,862)	—	—	(71,862)
Purchase of property, equipment and other fixed assets	(15)	(136)	(38,740)	—	(38,891)
Net cash provided/(used in) in investing activities	7,283	(94,379)	(40,973)	—	(128,069)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	(15,131)	12,898	2,233	—	—
Issuance of common stock	638	—	—	—	638
Net proceeds from issuance of preferred stock	47,847	—	—	—	47,847
Proceeds from long-term loans, net of deferred finance fees	—	40,385	—	—	40,385
Proceeds from issuance of senior notes, net of debt issuance costs	—	—	365,732	—	365,732
Repayment of long-term debt and payment of principal	—	(9,597	(34)	—	(9,631
Repayment of senior notes	—	—	(290,000)	—	(290,000)
Contribution from noncontrolling shareholders	—	3,484	—	—	3,484
Dividends paid	(14,351)	—	—	—	(14,351)
Increase in restricted cash	—	(469)	—	—	(469)
Acquisition of noncontrolling interest	—	(10,889)	—	—	(10,889)
Payments of obligations under capital leases	—	—	(565)	—	(565)
Net cash provided by financing activities	19,003	35,812	77,366	—	132,181
Net increase in cash and cash equivalents	13,572	1,215	29,817	—	44,604
Cash and cash equivalents, at beginning of period	33,769	67,492	86,570	—	187,831
Cash and cash equivalents, at end of period	$ 47,341	$ 68,707	$ 116,387	$ —	$ 232,435

Cash flow statement for the six months ended June 30, 2013	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$ (7,931)	$ 38,605	$ 7,199	$ —	$ 37,873

Cash flows from investing activities
Acquisition of intangible assets	—	—	(2,092)	—	(2,092)
Acquisition of investments in affiliates	(110,001)	—	(1,494)	—	(111,495)
Loan repayment from affiliate company	35,000	—	—	—	35,000
Decrease in long-term receivable from affiliate companies	—	4,453	—	—	4,453
Purchase of property, equipment and other fixed assets	—	(435)	(15,692)	—	(16,127)
Dividends from affiliate companies	3,478	—	—	—	3,478
Net cash (used in)/provided investing activities	(71,523)	4,018	(19,278)	—	(86,783)

Cash flows from financing activities
Transfer from/(to) other group subsidiaries	61,991	(63,485)	1,494	—	—
Issuance of common stock	279	—	—	—	279
Proceeds from issuance of senior notes including premium, net of debt issuance costs	—	—	90,284	—	90,284
Repayment of long-term debt and payment of principal	(5,433)	(27,593)	(32)	—	(33,058)
Dividends paid	(13,205)	—	—	—	(13,205)
Decrease in restricted cash	9,139	9,362	—	—	18,501
Payments of obligations under capital leases	—	—	(662)	—	(662)
Net cash provided by/(used in) financing activities	52,771	(81,716)	91,084	—	62,139
Net (decrease)/increase in cash and cash equivalents	(26,683)	(39,093)	79,005	—	13,229
Cash and cash equivalents, at beginning of period	79,213	133,116	45,539	—	257,868
Cash and cash equivalents, at end of period	$ 52,530	$ 94,023	$ 124,544	$ —	$ 271,097